Note 18 - Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	2019	2018
Sales	$19,729	$3,012
Cost of sales	19,347	2,596
Gross margin	382	416
Expenses
Administrative, selling and operating expenses	12,079	8,455
Operating loss	(11,697)	(8,039)
Change in fair value of derivative instruments and other	-	(37)
Other income (loss)	(199)	2,134
Loss from discontinued operations before the undernoted	(11,896)	(5,942)
Provision for income tax expense	4	3
Impairment loss recognized on the remeasurement to estimate fair value less costs to sell	10,479	-
LOSS FROM DISCONTINUED OPERATIONS	$(22,379)	$(5,945)

Cash flows used in operating activities	$(13,194)	(9,259)
Cash flows used in investing activities	$(1,316)	$(2,252)
Cash flows from financing activities	$13,856	$12,236
ASSETS
Current assets
Cash and cash equivalents	$628
Current trade and other receivables	3,007
Income taxes recoverable	50
Other current assets	3,087

Non-current assets
Property and equipment	42
Intangible assets	2,157
ASSETS CLASSIFIED AS HELD FOR SALE	$8,971

Liabilities
Trade and other payables	$4,902
Deferred revenue	298
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	$5,200